Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Changes in Shareholders' Equity
Unrealized holding gains (losses) on investment securities during the period, tax expense (benefit)	$ 26	$ 187	$ (76)
Reclassification adjustment for net realized (gains) losses included in net earnings, tax (expense) benefit	$ (26)	$ (4)	$ 2